GECAS Transaction	6 Months Ended
Jun. 30, 2022
GECAS Transaction [Abstract]
GECAS Transaction	GECAS Transaction
AerCap completed the GECAS Transaction on November 1, 2021. Under the terms of the transaction agreement, GE received 111.5 million newly issued AerCap shares, approximately $23 billion of cash and $1 billion of AerCap senior notes. Immediately following the completion of the GECAS Transaction, GE held approximately 46% of AerCap’s issued and outstanding ordinary shares. In connection with the GECAS Transaction, GE appointed two members to join the Board of Directors of AerCap, bringing the number of directors serving on AerCap’s Board of Directors to 11. The GE shares are subject to a lock-up period which will expire in stages from nine to 15 months after the Closing Date. GE has entered into agreements with AerCap regarding voting restrictions, standstill provisions and certain registration rights.
Transaction and integration-related expenses related to the GECAS Transaction consisted of the following for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Professional fees and other expenses	$5,406	$9,191	$15,594	$20,074
Severance and other compensation expenses	3,839	—	11,039	—
Banking fees	—	60,006	—	74,601
	$9,245	$69,197	$26,633	$94,675